Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2020
Financial Assets at Fair Value Through Profit or Loss
Financial Assets at Fair Value Through Profit or Loss

Note 8.  Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
	(in thousands)
Money market fund	$-	7,799
Equity securities-unlisted company	13,500	13,966
	$13,500	21,765
Current	$-	7,799
Non-current	13,500	13,966
	$13,500	21,765

Net gain of $2,032 thousand, $3,732 thousand and $472 thousand was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2019 and 2020, no financial assets at fair value through profit or loss were pledged with banks as collaterals.